UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Biotechnology — 32.2%
Actelion, Ltd.	348,000	$41,262,864
Amgen, Inc.	392,000	64,801,520
Biogen Idec, Inc.(1)	177,700	54,676,513
Celgene Corp.(1)	360,000	40,928,400
Celldex Therapeutics, Inc.(1)	262,500	5,323,500
Exact Sciences Corp.(1)	400,000	9,928,000
Forward Pharma A/S ADR(1)	162,600	3,242,244
Gilead Sciences, Inc.(1)	548,200	54,995,424
Incyte Corp.(1)	643,800	48,639,090
Infinity Pharmaceuticals, Inc.(1)	753,000	11,302,530
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	26,296,000
Medivation, Inc.(1)	365,000	42,299,850
Neurocrine Biosciences, Inc.(1)	580,700	11,573,351
NPS Pharmaceuticals, Inc.(1)	289,200	9,595,656
Portola Pharmaceuticals, Inc.(1)	475,700	13,376,684
Regeneron Pharmaceuticals, Inc.(1)	153,000	63,664,830
Vertex Pharmaceuticals, Inc.(1)	230,000	27,112,400

		$529,018,856

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$13,067,120

		$13,067,120

Health Care Equipment — 11.7%
Biosensors International Group, Ltd.(1)	12,860,900	$5,325,674
Insulet Corp.(1)	529,800	24,683,382
Intuitive Surgical, Inc.(1)	119,500	61,873,515
NuVasive, Inc.(1)	589,000	25,874,770
Smith and Nephew PLC	956,000	16,553,418
Stryker Corp.	89,600	8,324,736
Tornier NV(1)	1,000,000	26,690,000
Wright Medical Group, Inc.(1)	479,000	14,029,910
Zimmer Holdings, Inc.	72,700	8,163,483

		$191,518,888

Health Care Facilities — 3.6%
HCA Holdings, Inc.(1)	842,000	$58,678,980

		$58,678,980

Health Care Services — 1.4%
Express Scripts Holding Co.(1)	273,000	$22,699,950

		$22,699,950

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	175,100	$29,574,390
OraSure Technologies, Inc.(1)	233,800	2,106,538
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	16,683,762

		$48,364,690

Life Sciences Tools & Services — 7.5%
Agilent Technologies, Inc.	560,000	$23,934,400
Fluidigm Corp.(1)	653,000	20,131,990
Illumina, Inc.(1)	241,000	46,004,490

Security	Shares	Value
Thermo Fisher Scientific, Inc.	256,700	$33,188,743

		$123,259,623

Managed Health Care — 3.1%
Health Net, Inc.(1)	490,000	$25,176,200
Molina Healthcare, Inc.(1)	520,000	26,582,400

		$51,758,600

Pharmaceuticals — 34.6%
AbbVie, Inc.	579,300	$40,087,560
Actavis PLC(1)	195,300	52,850,133
Allergan, Inc.	97,000	20,747,330
Astellas Pharma, Inc.	2,000,000	28,777,332
Bristol-Myers Squibb Co.	1,230,000	72,631,500
Chugai Pharmaceutical Co., Ltd.	1,050,000	28,406,006
Impax Laboratories, Inc.(1)	773,500	24,713,325
Merck & Co., Inc.	932,000	56,292,800
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	7,506,177
Novartis AG	503,000	48,641,340
Ono Pharmaceutical Co., Ltd.	489,700	41,877,280
Perrigo Co. PLC	186,000	29,795,340
Roche Holding AG PC	193,000	57,753,387
Sawai Pharmaceutical Co., Ltd.	261,000	15,442,436
Shire PLC ADR	150,000	32,040,000
Towa Pharmaceutical Co., Ltd.	210,000	9,426,590

		$566,988,536

Total Common Stocks — 97.8% (identified cost $1,099,639,652)		$1,605,355,243

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$26,967	$26,966,519

Total Short-Term Investments (identified cost $26,966,519)		$26,966,519

Total Investments — 99.5% (identified cost $1,126,606,171)		$1,632,321,762

Other Assets, Less Liabilities — 0.5%		$8,416,666

Net Assets — 100.0%		$1,640,738,428

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2014 was $9,306.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.6%	$1,222,897,912
Switzerland	9.0	147,657,591
Japan	8.0	131,435,821
United Kingdom	3.0	48,593,418
Ireland	1.8	29,795,340
Netherlands	1.6	26,690,000
China	1.0	16,683,762
Singapore	0.3	5,325,674
Denmark	0.2	3,242,244

Total Investments	99.5%	$1,632,321,762

The Portfolio did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,130,601,929

Gross unrealized appreciation	$536,682,716
Gross unrealized depreciation	(34,962,883)

Net unrealized appreciation	$501,719,833

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$487,755,992	$41,262,864		$—	$529,018,856
Health Care Distributors	13,067,120	—		—	13,067,120
Health Care Equipment	169,639,796	21,879,092		—	191,518,888
Health Care Facilities	58,678,980	—		—	58,678,980
Health Care Services	22,699,950	—		—	22,699,950
Health Care Supplies	31,680,928	16,683,762		—	48,364,690
Life Sciences Tools & Services	123,259,623	—		—	123,259,623
Managed Health Care	51,758,600	—		—	51,758,600
Pharmaceuticals	329,157,988	237,830,548		—	566,988,536
Total Common Stocks	$1,287,698,977	$317,656,266	*	$—	$1,605,355,243
Short-Term Investments	$—	$26,966,519		$—	$26,966,519
Total Investments	$1,287,698,977	$344,622,785		$—	$1,632,321,762

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using
Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	January 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 20, 2015